WARRANTS	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Warrants
WARRANTS

Note 14. WARRANTS

The Company’s outstanding Common Stock warrants are equity classified. As of September 30, 2024, and December 31, 2023, the Company had 9,574,018 and 4,649,952 warrants outstanding to purchase one share of the Company’s Common Stock for each warrant at a weighted average exercise price of $3.37 and expire at various dates through March 2029. During the nine months ended September 30, 2024, excluding the August offering, a total number of 25,096 warrants were exercised into an equivalent number shares of Common Stock as compared to no warrants being exercised during the nine months ended September 30, 2023. The proceeds of the exercised warrants for the nine months ended September 30, 2024, excluding the August offering, was $41,294, compared to no proceeds during the nine months ended September 30, 2023.

On March 8, 2024, the Company issued to certain investors (i) in a registered direct offering, 1,600,000 shares of the Company’s Common Stock and (ii) in a concurrent private placement, warrants to purchase an aggregate of 1,600,000 shares of Common Stock, with an exercise price of $1.64 (collectively, the “Transaction”), which Transaction constitutes a Dilutive Issuance under the terms of the warrants. In addition, the placement agent was granted warrants to purchase 32,000 shares of Common Stock, with an exercise price of $1.64.

On August 5, 2024, the Company entered into warrant exercise agreements with three existing accredited investors to exercise certain outstanding warrants to purchase an aggregate of 1,041,667 of the Company’s shares of Common Stock (the “Existing Warrants”). The exercising holders received in a private placement new unregistered warrants (the “New Warrants”) to purchase up to an aggregate of 1,302,082 shares of Common Stock with an exercise price of $1.50 per share, which are initially exercisable on the date that stockholder approval of the exercise of the New Warrants is obtained and will expire five years from the date of such approval. In connection with the exercise of the Existing Warrants, the Company agreed to reduce the exercise price of the Existing Warrants from $1.64 to $1.25 per share. The exercise of the Existing Warrants and the issuance of the New Warrants occurred on August 5, 2024.

On August 5, 2024, the Company also entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor (the “Purchaser”), pursuant to which the Company issued to the Purchaser, (1) in a registered direct offering, 360,000 shares of Common Stock, and (2) in a concurrent private placement, warrants (the “Private Warrants”) to purchase an aggregate of 450,000 shares of Common Stock (the “Private Warrant Shares”), with an exercise price of $1.50 (collectively, the “Offering”).

In addition, designees of the placement agent for the Offering were granted warrants to purchase an aggregate of up to 49,862 shares of Common Stock, with an exercise price of $1.50.

The following table summarizes the calculated aggregate fair values for the warrant derivative liability using the Black-Scholes method based on the following assumptions for the Offering:

Exercise price per share of warrant	$1.50
Fair market closing price per share of Common Stock	$1.65
Volatility	135%
Expected term (years)	5
Risk-free interest rate	3.62%
Dividend yield	0%

The fair value of the New Warrants and the Prive Warrant Shares using the assumptions above was $912,446 for the warrants, $28,758 for the change in fair value related to the change in exercise price, and $72,912 for the placement agent warrants. The fair value of the above warrants were recorded in Additional paid-in capital.

As of September 30, 2024, and prior to the Offering, there were tradeable warrants to purchase up to an aggregate of 1,601,259 shares of Common Stock outstanding and non-tradeable warrants to purchase an aggregate of up to 3,269,791 shares of Common Stock outstanding.

	Number of warrants issued	Weighted-average exercise price	Number of warrants exercised	Number of warrants outstanding
Pre-IPO convertible notes	2,900,904	$5.31	—	2,900,904
IPO tradeable	2,326,835	3.06	(725,576)	1,601,259
IPO non-tradeable	3,015,464	3.06	(310,910)	2,704,554
Direct offering March 8, 2024	1,600,000	1.64	(1,066,763)	533,237
Placement agent direct offering March 8, 2024	32,000	1.64		32,000
Inducement/direct offering August 5, 2024	1,752,082	1.50	—	1,752,082
Placement agent direct offering August 5, 2024	49,862	1.50	—	49,862
Balance at September 30, 2024	11,677,147	$3.53	(2,103,249)	9,573,898

Note 13. WARRANTS

We account for Common Stock warrants as either equity instruments or derivative liabilities depending on the specific terms of the warrant agreement. Warrants are accounted for as derivative liabilities if the warrants allow for cash settlement or provide for modification of the warrant exercise price in the event subsequent sales of Common Stock by the Company are at a lower price per share than the then-current warrant exercise price. We classify derivative warrant liabilities on the balance sheet at fair value, and changes in fair value during the periods presented in the consolidated statement of operations, which is revalued at each consolidated balance sheet date subsequent to the initial issuance of the stock warrant.

As of December 31, 2023, and December 31, 2022, the Company had 4,649,952 warrants outstanding to purchase one share of the Company’s Common Stock for each warrant at a weighted average exercise price of $5.03 and various expiration dates through September 2027. During year end December 31, 2023, no warrants were exercised into an equivalent number of Common Shares as compared to 1,036,486 warrants being exercised during the year ended December 31, 2022.

On September 17, 2023, the Company entered into a warrant amendment with certain holders of (1) tradeable warrants (the “Tradeable Warrants”) who have the right to purchase 73,568 shares of Common Stock; (2) non-tradeable warrants (the “Non-Tradeable Warrants”) who have the right to purchase 73,568 shares of Common Stock and (3) other outstanding warrants (the “Pre-IPO Warrants”) who have the right to purchase 1,109,475 shares of Common Stock. The warrant amendment provides that such warrants will not be exercisable until the date that the Company files a certificate of amendment to its certificate of incorporation with the State of Delaware which increases the number of shares of its authorized Common Stock to allow for sufficient authorized and unissued shares of Common Stock for the full exercise of all of the outstanding Pre-IPO Warrants, Tradeable Warrants, and Non-Tradeable Warrants of the Company and the issuance of all of the shares of Common Stock underlying such warrants.